Large Company Value Portfolio
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 80.7%		Shares	Value
Communication Services - 5.3%
Alphabet, Inc. - Class A		7,540	$1,832,974
Alphabet, Inc. - Class C		3,130	762,311
AT&T, Inc.		13,440	379,546
Charter Communications, Inc. - Class A (a)		590	162,312
Comcast Corp. - Class A		45,148	1,418,550
Meta Platforms, Inc. - Class A		790	580,160
Millicom International Cellular SA		2,280	110,671
Omnicom Group, Inc.		9,737	793,858
Pinterest, Inc. - Class A (a)		2,230	71,739
Verizon Communications, Inc.		18,229	801,165
Walt Disney Co.		8,780	1,005,310
Warner Bros Discovery, Inc. (a)		34,664	676,988
WPP PLC - ADR		19,090	478,204
			9,073,788

Consumer Discretionary - 5.7%
Advance Auto Parts, Inc.		810	49,734
Amazon.com, Inc. (a)		8,821	1,936,827
Amer Sports, Inc. (a)		3,910	135,873
Aptiv PLC (a)		7,100	612,162
Birkenstock Holding PLC (a)		1,961	88,735
Booking Holdings, Inc.		20	107,985
BorgWarner, Inc.		13,019	572,315
Carnival Corp. (a)		2,730	78,924
Darden Restaurants, Inc.		1,090	207,492
DoorDash, Inc. - Class A (a)		220	59,838
DR Horton, Inc.		1,620	274,541
eBay, Inc.		4,910	446,565
Five Below, Inc. (a)		200	30,940
Flutter Entertainment PLC (a)		987	250,698
Gap, Inc.		3,120	66,737
General Motors Co.		19,184	1,169,648
Gentex Corp.		20,156	570,415
Grand Canyon Education, Inc. (a)		1,838	403,478
Harley-Davidson, Inc.		2,970	82,863
Hasbro, Inc.		810	61,439
Lennar Corp. - Class B		1,440	172,786
Lithia Motors, Inc.		630	199,080
Lowe's Cos., Inc.		1,430	359,373
LVMH Moet Hennessy Louis Vuitton SE		224	136,885
Magna International, Inc.		19,772	936,797
NIKE, Inc. - Class B		2,950	205,704
O'Reilly Automotive, Inc. (a)		750	80,858
PulteGroup, Inc.		360	47,567
Royal Caribbean Cruises Ltd.		140	45,301
TJX Cos., Inc.		500	72,270
TopBuild Corp. (a)(b)		390	152,435
			9,616,265

Consumer Staples - 3.9%
Altria Group, Inc.		7,400	488,844
Anheuser-Busch InBev SA/NV - ADR		3,910	233,075
BJ's Wholesale Club Holdings, Inc. (a)		4,468	416,641
Boston Beer Co., Inc. - Class A (a)		92	19,451
Colgate-Palmolive Co.		9,192	734,808
Conagra Brands, Inc.		10,500	192,255
Constellation Brands, Inc. - Class A		3,400	457,878
Diageo PLC		5,312	126,844
Dollar General Corp.		1,050	108,517
elf Beauty, Inc. (a)		210	27,821
J M Smucker Co.		500	54,300
Kenvue, Inc.		27,860	452,168
Kraft Heinz Co.		28,900	752,556
Lamb Weston Holdings, Inc.		490	28,459
Maplebear, Inc. (a)		3,930	144,467
PepsiCo, Inc.		1,215	170,635
Pernod Ricard SA		888	87,095
Philip Morris International, Inc.		4,740	768,828
Procter & Gamble Co.		1,449	222,639
Target Corp.		1,580	141,726
Unilever PLC - ADR		5,915	350,641
US Foods Holding Corp. (a)		880	67,426
Walmart, Inc.		5,574	574,456
			6,621,530

Energy - 4.9%
Antero Midstream Corp.		6,813	132,445
APA Corp.		62,264	1,511,770
Baker Hughes Co.		15,125	736,890
Cheniere Energy, Inc.		1,130	265,527
Chesapeake Energy Corp.		880	93,491
Chevron Corp.		1,744	270,826
ConocoPhillips		8,482	802,312
Exxon Mobil Corp.		4,307	485,614
HF Sinclair Corp.		1,580	82,697
Murphy Oil Corp.		5,050	143,471
NOV, Inc.		55,895	740,609
Ovintiv, Inc.		15,200	613,776
Schlumberger NV		22,870	786,042
Shell PLC - ADR		11,647	833,110
Targa Resources Corp.		588	98,514
TechnipFMC PLC		10,900	430,005
TotalEnergies SE		5,247	318,670
			8,345,769

Financials - 17.9%
AIB Group PLC		42,597	385,836
Allstate Corp.		757	162,490
Ally Financial, Inc.		6,460	253,232
American Express Co.		2,740	910,118
American International Group, Inc.		18,559	1,457,624
Aon PLC - Class A		1,670	595,489
Arthur J Gallagher & Co.		1,064	329,563
Assurant, Inc.		700	151,620
Axis Capital Holdings Ltd.		1,072	102,698
Bank of America Corp.		41,378	2,134,691
Bank OZK		1,390	70,862
Berkshire Hathaway, Inc. - Class B (a)		2,078	1,044,694
Blackrock, Inc.		50	58,293
Capital One Financial Corp.		4,296	913,244
Cboe Global Markets, Inc.		1,190	291,848
Charles Schwab Corp.		21,874	2,088,311
Cincinnati Financial Corp.		270	42,687
Citigroup, Inc.		19,206	1,949,409
Citizens Financial Group, Inc.		13,715	729,089
CME Group, Inc.		2,804	757,613
Commerce Bancshares, Inc.		6,405	382,763
Corebridge Financial, Inc.		14,090	451,584
Cullen/Frost Bankers, Inc.		290	36,763
Fidelity National Information Services, Inc.		6,180	407,509
Fifth Third Bancorp		1,930	85,981
First Citizens BancShares, Inc. - Class A		254	454,447
First Hawaiian, Inc.		11,420	283,559
Fiserv, Inc. (a)		3,900	502,827
Globe Life, Inc.		200	28,594
Hartford Insurance Group, Inc.		2,767	369,090
Intercontinental Exchange, Inc.		490	82,555
Janus Henderson Group PLC		4,760	211,868
JPMorgan Chase & Co.		6,207	1,957,874
M&T Bank Corp.		2,360	466,383
MarketAxess Holdings, Inc.		800	139,400
Marsh & McLennan Cos., Inc.		2,112	425,631
Mastercard, Inc. - Class A		991	563,691
MGIC Investment Corp.		7,046	199,895
Moody's Corp.		924	440,268
Morningstar, Inc.		743	172,383
Northern Trust Corp.		2,309	310,791
Old Republic International Corp.		6,160	261,615
Pinnacle Financial Partners, Inc.		246	23,072
PNC Financial Services Group, Inc.		1,090	219,014
Primerica, Inc.		676	187,651
Progressive Corp.		702	173,359
Prosperity Bancshares, Inc.		450	29,858
RenaissanceRe Holdings Ltd.		730	185,369
Resona Holdings, Inc.		29,400	300,292
RLI Corp.		2,980	194,356
S&P Global, Inc.		705	343,131
SEI Investments Co.		3,133	265,835
State Street Corp.		8,346	968,219
Stifel Financial Corp.		658	74,663
Synchrony Financial		7,480	531,454
Tradeweb Markets, Inc. - Class A		190	21,086
Travelers Cos., Inc.		260	72,597
Truist Financial Corp.		8,100	370,332
US Bancorp		20,825	1,006,472
Virtu Financial, Inc. - Class A		6,546	232,383
Wells Fargo & Co.		18,405	1,542,707
Willis Towers Watson PLC		1,977	682,955
XP, Inc. - Class A		20,310	381,625
			30,471,312

Health Care - 11.7%
Abbott Laboratories		7,265	973,074
AbbVie, Inc.		1,220	282,479
Agilent Technologies, Inc.		4,934	633,279
Amgen, Inc.		246	69,421
Becton Dickinson & Co.		3,942	737,824
BioMarin Pharmaceutical, Inc. (a)		1,050	56,868
Bio-Rad Laboratories, Inc. - Class A (a)		1,203	337,309
Bio-Techne Corp.		8,655	481,478
Boston Scientific Corp. (a)		3,850	375,876
Bristol-Myers Squibb Co.		6,700	302,170
Centene Corp. (a)		7,012	250,188
Cigna Group		2,077	598,695
CVS Health Corp.		8,111	611,488
Danaher Corp.		1,244	246,635
Elevance Health, Inc.		3,665	1,184,235
Envista Holdings Corp. (a)		7,788	158,642
Exelixis, Inc. (a)		1,630	67,319
GE HealthCare Technologies, Inc.		16,198	1,216,470
Gilead Sciences, Inc.		5,291	587,301
GSK PLC - ADR		6,361	274,541
Haleon PLC		72,887	325,837
HCA Healthcare, Inc.		1,803	768,439
Humana, Inc.		2,430	632,213
ICON PLC (a)		1,464	256,200
Illumina, Inc. (a)		660	62,680
Incyte Corp. (a)		550	46,646
Insmed, Inc. (a)		230	33,122
IQVIA Holdings, Inc. (a)		2,080	395,075
Jazz Pharmaceuticals PLC (a)		270	35,586
Johnson & Johnson		6,710	1,244,168
Labcorp Holdings, Inc.		980	281,319
Maravai LifeSciences Holdings, Inc. - Class A (a)		5,058	14,517
McKesson Corp.		103	79,572
Medtronic PLC		10,513	1,001,258
Merck & Co., Inc.		9,120	765,442
Molina Healthcare, Inc. (a)		190	36,358
Pfizer, Inc.		11,330	288,688
ResMed, Inc.		1,740	476,290
Sanofi SA - ADR		4,255	200,836
Solventum Corp. (a)		7,710	562,830
Stryker Corp.		540	199,622
Tenet Healthcare Corp. (a)		530	107,611
United Therapeutics Corp. (a)		20	8,384
UnitedHealth Group, Inc.		3,420	1,180,926
Universal Health Services, Inc. - Class B		1,350	275,994
Veeva Systems, Inc. - Class A (a)		979	291,654
Viatris, Inc.		10,790	106,821
Waters Corp. (a)		1,426	427,529
West Pharmaceutical Services, Inc.		210	55,089
Zimmer Biomet Holdings, Inc.		2,884	284,074
			19,890,072

Industrials - 10.6%
Acuity, Inc.		190	65,434
AECOM		5,390	703,233
Allegion PLC		2,179	386,446
Armstrong World Industries, Inc.		1,220	239,132
ATI, Inc. (a)		840	68,326
Boeing Co. (a)		2,160	466,193
BWX Technologies, Inc.		150	27,655
Caterpillar, Inc.		980	467,607
Cintas Corp.		1,220	250,417
CNH Industrial NV		46,340	502,789
Crane Co.		400	73,656
Cummins, Inc.		2,246	948,643
Deere & Co.		510	233,203
Delta Air Lines, Inc.		7,290	413,707
EMCOR Group, Inc.		502	326,069
Emerson Electric Co.		2,609	342,249
FedEx Corp.		4,280	1,009,267
Ferguson Enterprises, Inc.		1,785	400,875
Flowserve Corp.		2,590	137,633
Fluor Corp. (a)		4,126	173,581
Fortive Corp.		10,400	509,496
Generac Holdings, Inc. (a)		400	66,960
General Dynamics Corp.		4,037	1,376,617
General Electric Co.		900	270,738
Hayward Holdings, Inc. (a)		19,760	298,771
Howmet Aerospace, Inc.		1,390	272,760
Hubbell, Inc.		846	364,042
IDEX Corp.		864	140,625
Lockheed Martin Corp.		1,156	577,087
Lyft, Inc. - Class A (a)		13,580	298,896
MSA Safety, Inc.		1,832	315,232
Mueller Industries, Inc.		3,610	365,007
Nordson Corp.		1,503	341,106
Norfolk Southern Corp.		1,400	420,574
Otis Worldwide Corp.		362	33,098
PACCAR, Inc.		6,251	614,598
Parker-Hannifin Corp.		340	257,771
QXO, Inc. (a)		6,040	115,122
Rockwell Automation, Inc.		1,080	377,492
RTX Corp.		5,070	848,363
Sensata Technologies Holding PLC		1,339	40,906
Simpson Manufacturing Co., Inc.		812	135,977
Stanley Black & Decker, Inc.		4,290	318,876
Tetra Tech, Inc.		8,220	274,384
Textron, Inc.		430	36,331
Timken Co.		3,200	240,576
Trane Technologies PLC		570	240,517
TransUnion		3,954	331,266
United Airlines Holdings, Inc. (a)		2,244	216,546
Verisk Analytics, Inc.		819	205,987
Watsco, Inc.		402	162,528
Watts Water Technologies, Inc. - Class A		1,835	512,479
Westinghouse Air Brake Technologies Corp.		1,121	224,727
Woodward, Inc.		87	21,986
			18,063,556

Information Technology - 13.0%
Accenture PLC - Class A		1,490	367,434
Advanced Micro Devices, Inc. (a)		700	113,253
Analog Devices, Inc.		6,794	1,669,286
Applied Materials, Inc.		1,200	245,688
Autodesk, Inc. (a)		1,873	594,996
Cadence Design Systems, Inc. (a)		1,670	586,604
Cisco Systems, Inc.		8,108	554,749
Cognex Corp.		2,170	98,301
Cognizant Technology Solutions Corp. - Class A		6,958	466,673
Corning, Inc.		6,950	570,109
DoubleVerify Holdings, Inc. (a)		3,200	38,336
F5, Inc. (a)		8,864	2,864,756
First Solar, Inc. (a)		290	63,954
Flex Ltd. (a)		1,830	106,085
Gen Digital, Inc.		3,560	101,068
Keysight Technologies, Inc. (a)		3,220	563,242
KLA Corp.		353	380,746
Lam Research Corp.		4,319	578,314
Lattice Semiconductor Corp. (a)		3,110	228,025
Littelfuse, Inc.		130	33,671
LiveRamp Holdings, Inc. (a)		1,381	37,480
Microchip Technology, Inc.		720	46,239
Micron Technology, Inc.		2,138	357,730
Microsoft Corp.		5,142	2,663,299
MongoDB, Inc. (a)		100	31,038
Motorola Solutions, Inc.		330	150,906
Pegasystems, Inc.		8,624	495,880
PTC, Inc. (a)		1,270	257,835
QUALCOMM, Inc.		1,740	289,467
Salesforce, Inc.		6,711	1,590,507
Synopsys, Inc. (a)		470	231,893
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		3,059	854,348
TE Connectivity PLC		3,625	795,796
Telefonaktiebolaget LM Ericsson - ADR		163,782	1,354,477
Universal Display Corp.		750	107,723
Workday, Inc. - Class A (a)		10,960	2,638,401
			22,128,309

Materials - 4.7%
Agnico Eagle Mines Ltd.		1,857	312,769
Alcoa Corp.		264	8,683
Anglogold Ashanti PLC		10,600	745,498
Corteva, Inc.		5,405	365,540
CRH PLC		5,318	637,628
Ecolab, Inc.		190	52,034
Franco-Nevada Corp.		3,907	869,635
Freeport-McMoRan, Inc.		20,400	800,088
Martin Marietta Materials, Inc.		500	315,140
Newmont Corp.		3,890	327,966
Olin Corp.		13,290	332,117
PPG Industries, Inc.		7,000	735,770
Royal Gold, Inc.		4,279	858,282
RPM International, Inc.		1,415	166,800
Scotts Miracle-Gro Co.		3,040	173,128
Vulcan Materials Co.		1,118	343,919
Wheaton Precious Metals Corp.		7,904	884,508
			7,929,505

Real Estate - 0.4%
CBRE Group, Inc. - Class A (a)		2,736	431,084
Zillow Group, Inc. - Class A (a)		2,370	176,423
			607,507

Utilities - 2.6%
American Electric Power Co., Inc.		1,410	158,625
Clearway Energy, Inc. - Class C		7,630	215,547
Dominion Energy, Inc.		20,170	1,233,799
Duke Energy Corp.		1,100	136,125
Edison International		6,510	359,873
Entergy Corp.		420	39,140
Eversource Energy		3,540	251,836
Exelon Corp.		6,630	298,416
National Fuel Gas Co.		4,140	382,412
NextEra Energy, Inc.		4,420	333,666
NRG Energy, Inc.		940	152,233
OGE Energy Corp.		660	30,538
PG&E Corp.		6,050	91,234
PPL Corp.		15,093	560,856
Southern Co.		2,061	195,321
			4,439,621
TOTAL COMMON STOCKS (Cost $105,814,909)			137,187,234

COLLATERALIZED MORTGAGE OBLIGATIONS - 3.3%		Par	Value
Arbor Realty Trust, Inc., Series 2021-FL3, Class C, 6.11% (1 mo. Term SOFR + 1.96%), 08/15/2034, (1.96% Floor) (Callable 10/15/2025) (c)		225,000	224,984
BBCMS Trust, Series 2021-C10, Class XA, 1.33%, 07/15/2054 (Callable 05/15/2031) (d)(e)		913,973	45,624
Benchmark Mortgage Trust, Series 2025-V17, Class A3, 5.07%, 09/15/2058 (Callable 09/15/2030)		250,000	255,485
BX Trust
Series 2021-VOLT, Class C, 5.36% (1 mo. Term SOFR + 1.21%), 09/15/2036, (1.10% Floor) (c)		121,104	120,656
Series 2022-CSMO, Class B, 7.29% (1 mo. Term SOFR + 3.14%), 06/15/2027, (3.14% Floor) (c)		100,000	101,000
Series 2022-LBA6, Class A, 5.15% (1 mo. Term SOFR + 1.00%), 01/15/2039, (1.00% Floor) (c)		200,000	199,875
Series 2024-XL4, Class B, 5.94% (1 mo. Term SOFR + 1.79%), 02/15/2039, (1.79% Floor) (c)		92,804	93,035
Series 2025-ROIC, Class A, 5.29% (1 mo. Term SOFR + 1.14%), 03/15/2030, (1.14% Floor) (c)		149,417	149,090
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2020-C9, Class XA, 1.70%, 09/15/2053 (Callable 06/15/2030) (d)(e)		363,064	16,687
CSTL Commercial Mortgage Trust, Series 2024-GATE, Class A, 4.92%, 11/10/2041 (c)(e)		100,000	100,319
DK Trust, Series 2024-SPBX, Class A, 5.65% (1 mo. Term SOFR + 1.50%), 03/15/2034, (1.50% Floor) (c)		125,000	125,312
Federal Home Loan Mortgage Corp.
Series 5410, Class DF, 5.81% (30 day avg SOFR US + 1.45%), 05/25/2054, (1.45% Floor), (6.75% Cap)		366,232	368,849
Series 5483, Class FD, 5.66% (30 day avg SOFR US + 1.30%), 12/25/2054, (1.30% Floor), (6.50% Cap)		130,861	131,295
Series 5583, Class FA, 5.60% (30 day avg SOFR US + 1.25%), 10/25/2055, (1.25% Floor), (6.50% Cap)		100,000	100,254
Series K110, Class X1, 1.76%, 04/25/2030 (Callable 04/25/2030) (d)(e)		279,351	16,699
Series K118, Class X1, 1.04%, 09/25/2030 (Callable 06/25/2030) (d)(e)		589,659	22,754
Series K151, Class X1, 0.49%, 04/25/2030 (Callable 02/25/2030) (d)(e)		1,511,219	20,354
Federal National Mortgage Association
Series 2024-100, Class FD, 5.81% (30 day avg SOFR US + 1.45%), 06/25/2054, (1.45% Floor), (6.50% Cap)		568,810	571,702
Series 2024-86, Class FA, 5.81% (30 day avg SOFR US + 1.45%), 12/25/2054, (1.45% Floor), (6.50% Cap)		21,151	21,239
Series 2024-93, Class FL, 5.81% (30 day avg SOFR US + 1.45%), 12/25/2054, (1.45% Floor), (6.50% Cap)		979,899	984,881
FS Commercial Mortgage Trust, Series 2024-HULA, Class A, 5.96% (1 mo. Term SOFR + 1.81%), 08/15/2039, (1.81% Floor) (c)		100,000	100,156
Greystone Commercial Real Estate Notes, Series 2021-FL3, Class C, 6.26% (1 mo. Term SOFR + 2.11%), 07/15/2039, (2.00% Floor) (Callable 10/15/2025) (c)		225,000	223,147
GS Mortgage Securities Corp. II, Series 2024-FAIR, Class A, 6.07%, 07/15/2029 (c)(e)		175,000	180,175
GS Mortgage-Backed Securities Trust, Series 2024-PJ9, Class A3, 5.00%, 02/25/2055 (Callable 12/25/2034) (c)(e)		74,747	73,699
JP Morgan Mortgage Trust
Series 2015-3, Class A3, 3.50%, 05/25/2045 (Callable 10/25/2025) (c)(e)		29,049	26,862
Series 2017-2, Class A3, 3.50%, 05/25/2047 (Callable 11/25/2028) (c)(e)		27,014	24,378
Series 2018-5, Class A1, 3.50%, 10/25/2048 (Callable 04/25/2027) (c)(e)		45,661	40,975
Series 2019-1, Class A3, 4.00%, 05/25/2049 (Callable 10/25/2025) (c)(e)		6,904	6,434
Series 2019-INV3, Class A3, 3.50%, 05/25/2050 (Callable 12/25/2040) (c)(e)		42,538	38,137
Series 2020-2, Class A15, 3.50%, 07/25/2050 (Callable 11/25/2036) (c)(e)		34,417	30,417
Series 2022-6, Class A3, 3.00%, 11/25/2052 (Callable 06/25/2048) (c)(e)		160,752	139,032
Series 2023-2, Class A3A, 5.00%, 07/25/2053 (Callable 02/25/2040) (c)(e)		66,168	65,240
ONNI Commercial Mortgage Trust, Series 2024-APT, Class A, 5.75%, 07/15/2039 (c)(e)		200,000	204,413
PRM5 Trust, Series 2025-PRM5, Class B, 4.92%, 03/10/2033 (c)(e)		125,000	124,488
Provident Funding Mortgage Trust, Series 2021-J1, Class A10, 2.00%, 10/25/2051 (Callable 08/25/2044) (c)(e)		100,000	62,496
PSMC Trust, Series 2020-3, Class A1, 3.00%, 11/25/2050 (Callable 01/25/2031) (c)(e)		25,942	22,413
Sequoia Mortgage Trust
Series 2013-3, Class A2, 2.50%, 03/25/2043 (Callable 11/25/2026) (e)		37,872	32,904
Series 2019-CH2, Class A1, 4.50%, 08/25/2049 (Callable 10/25/2025) (c)(e)		18	18
Series 2020-4, Class A8, 2.50%, 11/25/2050 (Callable 05/25/2046) (c)(e)		100,000	73,289
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 07/15/2041 (c)		140,000	124,268
Tharaldson Hotel Portfolio Trust, Series 2023-THL, Class A, 7.23%, 12/10/2034 (c)(e)		132,549	134,570
Wells Fargo Mortgage Backed Securities Trust, Series 2020-RR1, Class A1, 3.00% (1 Month U.S. LIBOR + 0.00%), 05/25/2050 (Callable 04/25/2034) (c)(e)(f)		46,820	40,853
WF-RBS Commercial Mortgage Trust, Series 2014-C21, Class B, 4.21%, 08/15/2047 (Callable 07/15/2026) (e)		87,165	84,852
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,647,921)			5,523,310

AFFILIATED REGISTERED INVESTMENT COMPANIES - 2.8%		Shares	Value
Voya VACS Series EMHCD Fund		131	1,401
Voya VACS Series HYB Fund		93,472	972,106
Voya VACS Series SC Fund - Class SC		351,235	3,740,653
TOTAL AFFILIATED REGISTERED INVESTMENT COMPANIES (Cost $4,741,011)			4,714,160

CORPORATE BONDS - 2.3%		Par	Value
Communication Services - 0.2%
AT&T, Inc., 2.25%, 02/01/2032 (Callable 11/01/2031)		87,000	75,978
Meta Platforms, Inc., 3.50%, 08/15/2027 (Callable 07/15/2027)		11,000	10,956
T-Mobile USA, Inc.
2.25%, 02/15/2026 (Callable 10/11/2025)		74,000	73,416
2.05%, 02/15/2028 (Callable 12/15/2027)		13,000	12,394
3.38%, 04/15/2029 (Callable 10/11/2025)		11,000	10,647
Verizon Communications, Inc.
2.36%, 03/15/2032 (Callable 12/15/2031)		96,000	84,189
4.78%, 02/15/2035 (Callable 11/15/2034)		42,000	41,344
Walt Disney Co., 2.00%, 09/01/2029 (Callable 06/01/2029)		42,000	38,916
			347,840

Consumer Discretionary - 0.1%
Amazon.com, Inc., 1.50%, 06/03/2030 (Callable 03/03/2030)		64,000	57,280
Home Depot, Inc., 1.50%, 09/15/2028 (Callable 07/15/2028)		60,000	56,121
Lowe's Cos., Inc., 3.35%, 04/01/2027 (Callable 03/01/2027)		42,000	41,591
O'Reilly Automotive, Inc., 3.60%, 09/01/2027 (Callable 06/01/2027)		86,000	85,229
			240,221

Consumer Staples - 0.1%
PepsiCo, Inc., 2.63%, 07/29/2029 (Callable 04/29/2029)		25,000	23,773
Walmart, Inc., 1.05%, 09/17/2026 (Callable 08/17/2026)		64,000	62,426
			86,199

Energy - 0.2%
Enbridge, Inc., 1.60%, 10/04/2026 (Callable 09/04/2026)		69,000	67,236
Enterprise Products Operating LLC, 2.80%, 01/31/2030 (Callable 10/31/2029)		46,000	43,417
Kinder Morgan, Inc., 1.75%, 11/15/2026 (Callable 10/15/2026)		45,000	43,823
MPLX LP, 2.65%, 08/15/2030 (Callable 05/15/2030)		16,000	14,687
Ovintiv, Inc., 5.38%, 01/01/2026 (Callable 10/31/2025)		60,000	60,024
Plains All American Pipeline LP / PAA Finance Corp., 4.65%, 10/15/2025 (Callable 10/03/2025)		60,000	60,001
Sabine Pass Liquefaction LLC, 5.00%, 03/15/2027 (Callable 09/15/2026)		34,000	34,228
			323,416

Financials - 0.9%
Aviation Capital Group LLC, 5.13%, 04/10/2030 (Callable 03/10/2030) (c)		25,000	25,398
Bank of America Corp.
1.73% to 07/22/2026 then SOFR + 0.96%, 07/22/2027 (Callable 07/22/2026)		194,000	190,142
3.59% to 07/21/2027 then 3 mo. Term SOFR + 1.63%, 07/21/2028 (Callable 07/21/2027)		26,000	25,765
3.42% to 12/20/2027 then 3 mo. Term SOFR + 1.30%, 12/20/2028 (Callable 12/20/2027)		10,000	9,852
2.59% to 04/29/2030 then SOFR + 2.15%, 04/29/2031 (Callable 04/29/2030)		103,000	95,539
Bank of Nova Scotia, 2.70%, 08/03/2026		66,000	65,253
Blackstone Holdings Finance Co. LLC
1.63%, 08/05/2028 (Callable 06/05/2028) (c)		62,000	57,843
2.50%, 01/10/2030 (Callable 10/10/2029) (c)		23,000	21,401
Capital One Financial Corp., 1.88% to 11/02/2026 then SOFR + 0.86%, 11/02/2027 (Callable 11/02/2026)		58,000	56,465
Fiserv, Inc., 5.45%, 03/02/2028 (Callable 02/02/2028)		60,000	61,646
Global Payments, Inc., 1.20% (SOFR Rate + 0.00%), 03/01/2026 (Callable 02/01/2026)		23,000	22,694
HSBC Holdings PLC, 2.21% to 08/17/2028 then SOFR + 1.29%, 08/17/2029 (Callable 08/17/2028)		200,000	188,743
JPMorgan Chase & Co.
1.47% to 09/22/2026 then SOFR + 0.77%, 09/22/2027 (Callable 09/22/2026)		99,000	96,533
2.95% to 02/24/2027 then SOFR + 1.17%, 02/24/2028 (Callable 02/24/2027)		48,000	47,154
2.07% to 06/01/2028 then SOFR + 1.02%, 06/01/2029 (Callable 06/01/2028)		31,000	29,405
1.95% to 02/04/2031 then SOFR + 1.07%, 02/04/2032 (Callable 02/04/2031)		8,000	7,061
2.58% to 04/22/2031 then 3 mo. Term SOFR + 1.25%, 04/22/2032 (Callable 04/22/2031)		43,000	39,138
Kite Realty Group LP, 4.00%, 10/01/2026 (Callable 07/01/2026)		30,000	29,882
Morgan Stanley
0.99% to 12/10/2025 then SOFR + 0.72%, 12/10/2026 (Callable 12/10/2025)		16,000	15,879
1.59% to 05/04/2026 then SOFR + 0.88%, 05/04/2027 (Callable 05/04/2026)		111,000	109,191
1.51% to 07/20/2026 then SOFR + 0.86%, 07/20/2027 (Callable 07/20/2026)		46,000	45,024
6.30% to 10/18/2027 then SOFR + 2.24%, 10/18/2028 (Callable 10/18/2027)		26,000	27,102
2.24% to 07/21/2031 then SOFR + 1.18%, 07/21/2032 (Callable 07/21/2031)		15,000	13,256
5.25% to 04/21/2033 then SOFR + 1.87%, 04/21/2034 (Callable 04/21/2033)		64,000	65,992
Royal Bank of Canada, 1.20%, 04/27/2026		50,000	49,248
Sumitomo Mitsui Trust Bank Ltd., 2.80%, 03/10/2027 (c)		52,000	51,049
US Bancorp, 4.55% to 07/22/2027 then SOFR + 1.66%, 07/22/2028 (Callable 07/22/2027)		23,000	23,144
Wells Fargo & Co.
3.53% to 03/24/2027 then SOFR + 1.51%, 03/24/2028 (Callable 03/24/2027)		15,000	14,867
3.58% to 05/22/2027 then 3 mo. Term SOFR + 1.57%, 05/22/2028 (Callable 05/22/2027)		11,000	10,904
			1,495,570

Health Care - 0.2%
Amgen, Inc., 5.15%, 03/02/2028 (Callable 02/02/2028)		63,000	64,429
CVS Health Corp., 1.75% (SOFR Rate + 0.00%), 08/21/2030 (Callable 05/21/2030)		54,000	47,406
HCA, Inc., 4.13%, 06/15/2029 (Callable 03/15/2029)		60,000	59,426
Johnson & Johnson, 1.30%, 09/01/2030 (Callable 06/01/2030)		60,000	52,861
Royalty Pharma PLC
1.75%, 09/02/2027 (Callable 07/02/2027)		107,000	102,259
2.20%, 09/02/2030 (Callable 06/02/2030)		31,000	27,764
			354,145

Industrials - 0.0%(g)
Carrier Global Corp., 2.72%, 02/15/2030 (Callable 11/15/2029)		77,000	71,987

Information Technology - 0.2%
Apple, Inc., 1.20%, 02/08/2028 (Callable 12/08/2027)		54,000	50,873
Broadcom, Inc., 3.46%, 09/15/2026 (Callable 07/15/2026)		43,000	42,777
Oracle Corp.
3.25%, 11/15/2027 (Callable 08/15/2027)		66,000	64,793
2.95%, 04/01/2030 (Callable 01/01/2030)		121,000	113,795
VMware LLC, 2.20%, 08/15/2031 (Callable 05/15/2031)		37,000	32,419
			304,657

Materials - 0.1%
Ecolab, Inc., 4.80%, 03/24/2030 (Callable 12/24/2029)		39,000	39,932
Nucor Corp., 4.30%, 05/23/2027 (Callable 04/23/2027)		41,000	41,168
Nutrien Ltd., 5.95%, 11/07/2025		59,000	58,979
PPG Industries, Inc., 1.20%, 03/15/2026 (Callable 02/15/2026)		68,000	67,051
Steel Dynamics, Inc., 1.65%, 10/15/2027 (Callable 08/15/2027)		47,000	44,665
			251,795

Real Estate - 0.1%
Equinix, Inc., 2.90%, 11/18/2026 (Callable 09/18/2026)		40,000	39,416
Realty Income Corp., 3.25%, 01/15/2031 (Callable 10/15/2030)		69,000	65,127
			104,543

Utilities - 0.2%
AES Corp., 1.38%, 01/15/2026 (Callable 12/15/2025)		45,000	44,599
Ameren Illinois Co., 3.80%, 05/15/2028 (Callable 02/15/2028)		47,000	46,779
Duke Energy Corp., 3.15%, 08/15/2027 (Callable 05/15/2027)		92,000	90,485
NextEra Energy Capital Holdings, Inc., 4.63%, 07/15/2027 (Callable 06/15/2027)		70,000	70,694
Sierra Pacific Power Co., 2.60%, 05/01/2026 (Callable 02/01/2026)		74,000	73,387
Southwestern Electric Power Co., 1.65%, 03/15/2026 (Callable 02/15/2026)		45,000	44,451
WEC Energy Group, Inc., 5.15%, 10/01/2027 (Callable 09/01/2027)		39,000	39,712
			410,107
TOTAL CORPORATE BONDS (Cost $4,027,104)			3,990,480

COLLATERALIZED LOAN OBLIGATIONS - 1.5%		Par	Value
Bain Capital Credit CLO, Series 2020-5A, Class ARR, 5.34% (3 mo. Term SOFR + 1.15%), 04/20/2034, (1.15% Floor) (Callable 04/20/2026) (c)		250,000	250,154
Benefit Street Partners CLO Ltd., Series 2020-21A, Class A1R, 5.75% (3 mo. Term SOFR + 1.43%), 10/15/2034, (1.17% Floor) (Callable 10/15/2025) (c)		250,000	250,394
CBAM Ltd., Series 2017-1A, Class AR2, 5.72% (3 mo. Term SOFR + 1.39%), 01/20/2038, (1.39% Floor) (Callable 01/20/2027) (c)		250,000	250,982
CIFC Funding Ltd., Series 2022-4A, Class AR, 5.37% (3 mo. Term SOFR + 1.09%), 07/16/2035, (1.09% Floor) (Callable 07/16/2026) (c)		250,000	250,900
Empower CLO Ltd., Series 2025-1A, Class A, 5.64% (3 mo. Term SOFR + 1.31%), 07/20/2038, (1.31% Floor) (Callable 07/20/2027) (c)		250,000	251,164
Invesco CLO Ltd., Series 2021-3A, Class A1R, 5.23% (3 mo. Term SOFR + 1.08%), 10/22/2034, (1.08% Floor) (c)		260,000	260,560
Neuberger Berman CLO Ltd., Series 2022-47A, Class AR, 0.00% (3 mo. Term SOFR + 1.09%), 04/16/2035, (1.09% Floor) (c)(h)		250,000	249,658
Octagon Investment Partners Ltd., Series 2020-3A, Class A1R2, 5.68% (3 mo. Term SOFR + 1.36%), 01/15/2038, (1.36% Floor) (Callable 10/15/2026) (c)		250,000	251,106
OZLM Ltd., Series 2016-15A, Class A1R3, 5.33% (3 mo. Term SOFR + 1.05%), 04/20/2033, (1.05% Floor) (Callable 04/20/2026) (c)		250,000	250,063
Park Avenue Institutional Advisers CLO Ltd., Series 2021-1A, Class A1AR, 5.34% (3 mo. Term SOFR + 1.11%), 01/20/2034, (1.11% Floor) (Callable 04/20/2026) (c)		250,000	250,012
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $2,509,200)			2,514,993

ASSET-BACKED SECURITIES - 1.3%		Par	Value
American Airlines Group, Inc.
Series 2015-2, 3.60%, 09/22/2027		31,895	31,210
Series 2016-1, 3.58%, 01/15/2028		1,144	1,118
Series 2016-2, 3.20%, 06/15/2028		10,926	10,557
CarMax Auto Owner Trust, Series 2023-3, Class B, 5.47%, 02/15/2029 (Callable 06/15/2027)		100,000	102,278
CNH Equipment Trust, Series 2023-A, Class A4, 4.77%, 10/15/2030 (Callable 12/15/2027)		200,000	202,216
COLT Funding LLC, Series 2021-2, Class A1, 0.92%, 08/25/2066 (Callable 10/25/2025) (c)(e)		115,413	98,733
Container Leasing International LLC, Series 2022-1A, Class A, 2.72%, 01/18/2047 (c)		69,813	64,537
Exeter Automobile Receivables Trust, Series 2025-4A, Class A3, 4.39%, 09/17/2029 (Callable 09/17/2029)		100,000	100,421
FedEx Corp., Series 2020-1AA, 1.88%, 02/20/2034		77,660	67,471
GLS Auto Receivables Trust, Series 2025-1A, Class C, 5.07%, 11/15/2030 (Callable 09/15/2029) (c)		150,000	151,683
Harley-Davidson Customer Funding Corp., Series 2023-B, Class A4, 5.78%, 04/15/2031 (Callable 04/15/2027)		150,000	153,813
Laurel Road Prime Student Loan Trust, Series 2020-A, Class A2FX, 1.40%, 11/25/2050 (Callable 10/25/2028) (c)		50,132	44,747
Mosaic Solar Loans LLC
Series 2017-2A, Class A, 3.82%, 06/22/2043 (Callable 07/20/2029) (c)		148,868	140,438
Series 2020-2A, Class A, 1.44%, 08/20/2046 (Callable 09/20/2032) (c)		37,782	31,359
Navient Student Loan Trust
Series 2020-GA, Class A, 1.17%, 09/16/2069 (Callable 04/15/2028) (c)		31,369	29,282
Series 2021-A, Class A, 0.84%, 05/15/2069 (Callable 01/15/2029) (c)		24,531	22,517
Series 2023-A, Class A, 5.51%, 10/15/2071 (Callable 08/15/2033) (c)		135,254	138,599
OneMain Financial Issuance Trust, Series 2023-1A, Class A, 5.50%, 06/14/2038 (Callable 06/14/2028) (c)		100,000	102,893
Oscar Finance Holdings 2 General, Inc. Association, Series 2021-1A, Class A4, 1.00%, 04/10/2028 (Callable 10/10/2025) (c)		11,650	11,305
Santander Consumer USA Holdings, Inc., Series 2024-4, Class B, 4.93%, 09/17/2029 (Callable 10/15/2027)		100,000	100,936
Santander Consumer USA, Inc., Series 2024-2, Class B, 4.52%, 07/16/2029 (Callable 11/15/2027)		100,000	100,338
SMB Private Education Loan Trust, Series 2020-PTB, Class A2A, 1.60%, 09/15/2054 (c)		62,335	59,014
SoFi Consumer Loan Program Trust, Series 2025-1, Class B, 5.12%, 02/27/2034 (Callable 03/25/2028) (c)		100,000	101,142
SoFi Professional Loan Program LLC, Series 2018-B, Class A2FX, 3.34%, 08/25/2047 (Callable 01/25/2026) (c)		1,965	1,961
Sunnova Energy International, Inc., Series 2020-AA, Class A, 2.98%, 06/20/2047 (Callable 06/20/2027) (c)		92,668	81,756
Sunrun, Inc., Series 2020-1A, Class A, 2.21%, 07/31/2051 (c)		115,803	107,114
Verus Securitization Trust, Series 2021-3, Class A1, 1.05%, 06/25/2066 (Callable 10/25/2025) (c)(e)		121,528	106,422
World Omni Auto Receivables Trust, Series 2024-C, Class B, 4.68%, 07/15/2030 (Callable 11/15/2027)		100,000	100,982
TOTAL ASSET-BACKED SECURITIES (Cost $2,306,716)			2,264,842

REAL ESTATE INVESTMENT TRUSTS - 1.0%		Shares	Value
Real Estate - 1.0%
CubeSmart		1,350	54,891
EastGroup Properties, Inc.		430	72,782
Equity Residential		2,884	186,681
First Industrial Realty Trust, Inc.		1,430	73,602
Millrose Properties, Inc.		945	31,761
Public Storage		95	27,441
Simon Property Group, Inc.		3,200	600,544
STAG Industrial, Inc.		1,260	44,465
UDR, Inc.		2,960	110,290
Ventas, Inc.		3,427	239,856
VICI Properties, Inc.		1,310	42,719
Welltower, Inc.		1,198	213,412
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,544,110)			1,698,444

U.S. TREASURY SECURITIES - 0.3%		Par	Value
United States Treasury Note/Bond
4.13%, 06/15/2026		33,600	33,675
0.88%, 09/30/2026		60,200	58,535
1.25%, 11/30/2026		90,100	87,576
1.50%, 01/31/2027		9,900	9,620
2.75%, 04/30/2027		300	296
3.75%, 04/30/2027		20,600	20,630
3.88%, 05/31/2027		64,800	65,025
3.25%, 06/30/2027		500	497
3.75%, 05/15/2028		17,800	17,858
3.88%, 07/15/2028		41,900	42,173
1.25%, 09/30/2028		700	653
4.13%, 10/31/2029		6,000	6,096
4.00%, 06/30/2032		1,000	1,005
2.75%, 08/15/2032		5,100	4,741
4.13%, 11/15/2032		4,300	4,350
3.50%, 02/15/2033		24,600	23,883
4.25%, 05/15/2035		14,000	14,132
4.63%, 02/15/2055		41,000	40,298
TOTAL U.S. TREASURY SECURITIES (Cost $432,701)			431,043

TOTAL INVESTMENTS - 93.2% (Cost $127,023,672)			$158,324,506
Money Market Deposit Account - 5.0% (i)(j)			8,484,373
Other Assets in Excess of Liabilities - 1.8%			3,081,001
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$169,889,880

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.	–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership NV - Naamloze Vennootschap
PLC - Public Limited Company SA - Sociedad Anónima SV/NV - Societe Anonime/Naamloze Vennootschap SE - Societas Europeae
SOFR - Secured Overnight Financing Rate

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of September 30, 2025. The fair value of these securities was $150,872.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities total $6,813,917 or 4.0% of the Fund’s net assets.

(d)	Interest only security.
(e)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of September 30, 2025.

(f)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(g)	Represents less than 0.05% of net assets.
(h)	Zero coupon bonds make no periodic interest payments.
(i)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of September 30, 2025 was 3.99%.

(j)
All or a portion of this deposit account was purchased using proceeds from securities lending. The fair value of this deposit held from securities lending as of September 30, 2025 is $154,690 which represented 0.1% of net assets.

Large Company Value Portfolio
Schedule of Futures Contracts
September 30, 2025 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	2	12/19/2025	$230,156	$1,919
				$1,919
				–
Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Notes	(1)	12/19/2025	$112,500	$(330)
U.S. Treasury 2 Year Notes	(17)	12/31/2025	3,542,773	433
U.S. Treasury 5 Year Note	(5)	12/31/2025	545,977	68
U.S. Treasury Long Bonds	(4)	12/19/2025	466,375	(6,471)
U.S. Treasury Ultra Bonds	(3)	12/19/2025	360,187	(8,491)
				$(14,791)
Net Unrealized Appreciation (Depreciation)		$ –	$–	$(12,872)

Large Company Value Portfolio
Schedule of Total Return Swap Contracts
September 30, 2025 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Russell 1000 Value Total Return Index	Morgan Stanley	Receive	EFFR + 0.82%	Termination	02/27/2026	$28,897,721	$889,912
Net Unrealized Appreciation (Depreciation)						0	$889,912

There are no upfront payments or receipts associated with total return swaps in the Fund as of September 30, 2025.

EFFR - Effective Federal Funds Rate was 4.09% as of September 30, 2025.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Large Company Value Portfolio (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$137,187,234	$–	$–	$137,187,234
Collateralized Mortgage Obligations	–	5,523,310	–	5,523,310
Affiliated Registered Investment Companies	4,714,160	–	–	4,714,160
Corporate Bonds	–	3,990,480	–	3,990,480
Collateralized Loan Obligations	–	2,514,993	–	2,514,993
Asset-Backed Securities	–	2,264,842	–	2,264,842
Real Estate Investment Trusts	1,698,444	–	–	1,698,444
U.S. Treasury Securities	–	431,043	–	431,043
Total Investments	$143,599,838	$14,724,668	$–	$158,324,506

Other Financial Instruments:
Total Return Swaps*	$–	$889,912	$–	$889,912
Futures Contracts*	2,420	–	–	2,420
Total Other Financial Instruments	$2,420	$889,912	$–	$892,332

Liabilities:
Other Financial Instruments:
Futures Contracts*	$(15,292)	$–	$–	$(15,292)
Total Other Financial Instruments	$(15,292)	$–	$–	$(15,292)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of September 30, 2025.

Refer to the Schedule of Investments for further disaggregation of investment categories.